Fair Value Of Financial Instruments (Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details) (JPY ¥)
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Trading Assets And Private Equity Investments [Member]
Assets
Level 3 assets, beginning balance	¥ 707,000,000,000		¥ 872,000,000,000
Net gain (loss) on trading			72,000,000,000
Gain (loss) on investments in equity securities and other			1,000,000,000	[1]
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(7,000,000,000)	[2]	91,000,000,000
Total gains (losses) recognized in other comprehensive income	(1,000,000,000)
Purchases (issuances) / sales (redemption), and settlement			(167,000,000,000)	[3],[4]
Purchases / issuances	787,000,000,000	[5]
Sales / redemptions	(855,000,000,000)	[5]
Settlements	28,000,000,000
Foreign exchange movements	(6,000,000,000)
Net transfers in / (out of) Level 3			(89,000,000,000)	[6]
Transfers into Level 3	119,000,000,000	[6]
Transfers out of Level 3	(132,000,000,000)	[6]
Level 3 assets, ending balance	640,000,000,000		707,000,000,000
Trading Assets And Private Equity Investments [Member] | Equities [Member]
Assets
Level 3 assets, beginning balance	121,000,000,000		164,000,000,000
Net gain (loss) on trading			(1,000,000,000)
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(11,000,000,000)	[2]	(2,000,000,000)
Purchases (issuances) / sales (redemption), and settlement			(33,000,000,000)	[3],[4]
Purchases / issuances	57,000,000,000	[5]
Sales / redemptions	(27,000,000,000)	[5]
Foreign exchange movements	(1,000,000,000)
Net transfers in / (out of) Level 3			(8,000,000,000)	[6]
Transfers into Level 3	8,000,000,000	[6]
Transfers out of Level 3	(22,000,000,000)	[6]
Level 3 assets, ending balance	125,000,000,000		121,000,000,000
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member]
Assets
Level 3 assets, beginning balance	289,000,000,000		325,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			0
Total gains (losses) recognized in revenue	23,000,000,000	[2]	19,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(55,000,000,000)	[3],[4]
Purchases / issuances	4,000,000,000	[5]
Sales / redemptions	(112,000,000,000)	[5]
Foreign exchange movements	(2,000,000,000)
Level 3 assets, ending balance	202,000,000,000		289,000,000,000
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Assets
Level 3 assets, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			3,000,000,000	[3],[4]
Purchases / issuances	27,000,000,000	[5]
Sales / redemptions	(18,000,000,000)	[5]
Net transfers in / (out of) Level 3			(3,000,000,000)	[6]
Transfers into Level 3	1,000,000,000	[6]
Transfers out of Level 3	0	[6]
Level 3 assets, ending balance	10,000,000,000
Trading Assets And Private Equity Investments [Member] | Government And Government Agency Securities [Member]
Assets
Level 3 assets, beginning balance	23,000,000,000		22,000,000,000
Net gain (loss) on trading			6,000,000,000
Total gains (losses) recognized in revenue	11,000,000,000	[2]	6,000,000,000
Purchases (issuances) / sales (redemption), and settlement			5,000,000,000	[3],[4]
Purchases / issuances	415,000,000,000	[5]
Sales / redemptions	(403,000,000,000)	[5]
Net transfers in / (out of) Level 3			(10,000,000,000)	[6]
Transfers into Level 3	4,000,000,000	[6]
Transfers out of Level 3	(13,000,000,000)	[6]
Level 3 assets, ending balance	37,000,000,000		23,000,000,000
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member]
Assets
Level 3 assets, beginning balance	51,000,000,000		131,000,000,000
Net gain (loss) on trading			8,000,000,000
Interest and dividends / Interest expense			0
Total gains (losses) recognized in revenue	0	[2]	8,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(37,000,000,000)	[3],[4]
Purchases / issuances	159,000,000,000	[5]
Sales / redemptions	(154,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(51,000,000,000)	[6]
Transfers into Level 3	44,000,000,000	[6]
Transfers out of Level 3	(38,000,000,000)	[6]
Level 3 assets, ending balance	62,000,000,000		51,000,000,000
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Assets
Level 3 assets, beginning balance	28,000,000,000		27,000,000,000
Net gain (loss) on trading			6,000,000,000
Total gains (losses) recognized in revenue	0	[2]	6,000,000,000
Purchases (issuances) / sales (redemption), and settlement			5,000,000,000	[3],[4]
Purchases / issuances	8,000,000,000	[5]
Sales / redemptions	(33,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(10,000,000,000)	[6]
Transfers into Level 3	6,000,000,000	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	8,000,000,000		28,000,000,000
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Assets
Level 3 assets, beginning balance	3,000,000,000		4,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	0	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(2,000,000,000)	[3],[4]
Purchases / issuances	3,000,000,000	[5]
Sales / redemptions	(13,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			0	[6]
Transfers into Level 3	13,000,000,000	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	5,000,000,000		3,000,000,000
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Assets
Level 3 assets, beginning balance	128,000,000,000		117,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	1,000,000,000	[2]	0
Purchases (issuances) / sales (redemption), and settlement			9,000,000,000	[3],[4]
Purchases / issuances	7,000,000,000	[5]
Sales / redemptions	(45,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			2,000,000,000	[6]
Level 3 assets, ending balance	91,000,000,000		128,000,000,000
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Assets
Level 3 assets, beginning balance	34,000,000,000		43,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(10,000,000,000)	[3],[4]
Purchases / issuances	21,000,000,000	[5]
Sales / redemptions	(24,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			0	[6]
Transfers into Level 3	8,000,000,000	[6]
Transfers out of Level 3	(18,000,000,000)	[6]
Level 3 assets, ending balance	20,000,000,000		34,000,000,000
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Assets
Level 3 assets, beginning balance	10,000,000,000		10,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(2,000,000,000)	[5]
Foreign exchange movements	0
Transfers into Level 3	0	[6]
Level 3 assets, ending balance	9,000,000,000		10,000,000,000
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Assets
Level 3 assets, beginning balance	687,000,000,000		843,000,000,000
Net gain (loss) on trading			21,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	22,000,000,000	[2]	39,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(115,000,000,000)	[3],[4]
Purchases / issuances	703,000,000,000	[5]
Sales / redemptions	(831,000,000,000)	[5]
Foreign exchange movements	(3,000,000,000)
Net transfers in / (out of) Level 3			(80,000,000,000)	[6]
Transfers into Level 3	84,000,000,000	[6]
Transfers out of Level 3	(93,000,000,000)	[6]
Level 3 assets, ending balance	569,000,000,000		687,000,000,000
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Assets
Level 3 assets, beginning balance	28,000,000,000	[7]	32,000,000,000
Net gain (loss) on trading			30,000,000,000	[7]
Total gains (losses) recognized in revenue	(13,000,000,000)	[2],[7]	30,000,000,000	[7]
Purchases (issuances) / sales (redemption), and settlement			(39,000,000,000)	[3],[4],[7]
Settlements	6,000,000,000	[7]
Foreign exchange movements	(2,000,000,000)	[7]
Net transfers in / (out of) Level 3			5,000,000,000	[6],[7]
Transfers into Level 3	(4,000,000,000)	[6],[7]
Transfers out of Level 3	(1,000,000,000)	[6],[7]
Level 3 assets, ending balance	14,000,000,000	[7]	28,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Assets
Level 3 assets, beginning balance	11,000,000,000	[7]	9,000,000,000	[7]
Net gain (loss) on trading			80,000,000,000	[7]
Total gains (losses) recognized in revenue	(3,000,000,000)	[2],[7]	80,000,000,000	[7]
Purchases (issuances) / sales (redemption), and settlement			(71,000,000,000)	[3],[4],[7]
Settlements	(24,000,000,000)	[7]
Foreign exchange movements	(4,000,000,000)	[7]
Net transfers in / (out of) Level 3			(7,000,000,000)	[6],[7]
Transfers into Level 3	12,000,000,000	[6],[7]
Transfers out of Level 3	(31,000,000,000)	[6],[7]
Level 3 assets, ending balance	(39,000,000,000)	[7]	11,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Assets
Level 3 assets, beginning balance	(55,000,000,000)	[7]	(58,000,000,000)	[7]
Net gain (loss) on trading			(51,000,000,000)	[7]
Total gains (losses) recognized in revenue	(30,000,000,000)	[2],[7]	(51,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			50,000,000,000	[3],[4],[7]
Settlements	52,000,000,000	[7]
Foreign exchange movements	3,000,000,000	[7]
Net transfers in / (out of) Level 3			4,000,000,000	[6],[7]
Transfers into Level 3	25,000,000,000	[6],[7]
Transfers out of Level 3	(6,000,000,000)	[6],[7]
Level 3 assets, ending balance	(11,000,000,000)	[7]	(55,000,000,000)	[7]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Assets
Level 3 assets, beginning balance	2,000,000,000	[7]	(2,000,000,000)	[7]
Net gain (loss) on trading			(2,000,000,000)	[7]
Total gains (losses) recognized in revenue	22,000,000,000	[2],[7]	(2,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			(1,000,000,000)	[3],[4],[7]
Settlements	(6,000,000,000)	[7]
Foreign exchange movements	0	[7]
Net transfers in / (out of) Level 3			7,000,000,000	[6],[7]
Transfers into Level 3	0	[6],[7]
Transfers out of Level 3	0	[6],[7]
Level 3 assets, ending balance	18,000,000,000	[7]	2,000,000,000	[7]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Assets
Level 3 assets, beginning balance	(2,000,000,000)	[7]	0
Net gain (loss) on trading			(6,000,000,000)	[7]
Total gains (losses) recognized in revenue	0	[2],[7]	(6,000,000,000)	[7]
Purchases (issuances) / sales (redemption), and settlement			3,000,000,000	[3],[4],[7]
Settlements	0	[7]
Foreign exchange movements	0	[7]
Net transfers in / (out of) Level 3			1,000,000,000	[6],[7]
Transfers into Level 3	2,000,000,000	[6],[7]
Transfers out of Level 3	0	[6],[7]
Level 3 assets, ending balance	0	[7]	(2,000,000,000)	[7]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Assets
Level 3 assets, beginning balance	(16,000,000,000)		(19,000,000,000)
Net gain (loss) on trading			51,000,000,000
Total gains (losses) recognized in revenue	(24,000,000,000)	[2]	51,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(58,000,000,000)	[3],[4]
Settlements	28,000,000,000
Foreign exchange movements	(3,000,000,000)
Net transfers in / (out of) Level 3			10,000,000,000	[6]
Transfers into Level 3	35,000,000,000	[6]
Transfers out of Level 3	(38,000,000,000)	[6]
Level 3 assets, ending balance	(18,000,000,000)		(16,000,000,000)
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Assets
Level 3 assets, beginning balance	671,000,000,000		824,000,000,000
Net gain (loss) on trading			72,000,000,000
Gain (loss) on private equity investments			19,000,000,000
Interest and dividends / Interest expense			(1,000,000,000)
Total gains (losses) recognized in revenue	(2,000,000,000)	[2]	90,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(173,000,000,000)	[3],[4]
Purchases / issuances	703,000,000,000	[5]
Sales / redemptions	(831,000,000,000)	[5]
Settlements	28,000,000,000
Foreign exchange movements	(6,000,000,000)
Net transfers in / (out of) Level 3			(70,000,000,000)	[6]
Transfers into Level 3	119,000,000,000	[6]
Transfers out of Level 3	(131,000,000,000)	[6]
Level 3 assets, ending balance	551,000,000,000		671,000,000,000
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Assets
Level 3 assets, beginning balance	11,000,000,000		10,000,000,000
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	(4,000,000,000)	[2]	0
Purchases (issuances) / sales (redemption), and settlement			7,000,000,000	[3],[4]
Purchases / issuances	10,000,000,000	[5]
Sales / redemptions	(5,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(6,000,000,000)	[6]
Transfers out of Level 3	(1,000,000,000)	[6]
Level 3 assets, ending balance	11,000,000,000		11,000,000,000
Trading Assets And Private Equity Investments [Member] | Other Assets Other [Member]
Assets
Level 3 assets, beginning balance	25,000,000,000
Total gains (losses) recognized in revenue	(1,000,000,000)	[2]
Total gains (losses) recognized in other comprehensive income	(1,000,000,000)
Purchases / issuances	66,000,000,000	[5]
Sales / redemptions	(17,000,000,000)	[5]
Foreign exchange movements	0
Transfers into Level 3	0	[6]
Transfers out of Level 3	0	[6]
Level 3 assets, ending balance	72,000,000,000
Trading Assets And Private Equity Investments [Member] | Non-Trading Debt Securities [Member]
Assets
Level 3 assets, beginning balance	0
Total gains (losses) recognized in revenue	0	[2]
Total gains (losses) recognized in other comprehensive income	0
Purchases / issuances	8,000,000,000	[5]
Sales / redemptions	(2,000,000,000)	[5]
Foreign exchange movements	0
Level 3 assets, ending balance	6,000,000,000
Trading Assets And Private Equity Investments [Member] | Other [Member]
Assets
Level 3 assets, beginning balance			38,000,000,000
Net gain (loss) on trading			0
Gain (loss) on investments in equity securities and other			1,000,000,000	[1]
Total gains (losses) recognized in revenue			1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(1,000,000,000)	[3],[4]
Net transfers in / (out of) Level 3			(13,000,000,000)	[6]
Level 3 assets, ending balance			25,000,000,000
Trading Liabilities [Member]
Liabilities
Level 3 liabilities, beginning balance	146,000,000,000		(118,000,000,000)
Net gain (loss) on trading			50,000,000,000
Total gains (losses) recognized in revenue	(50,000,000,000)	[2]	50,000,000,000
Purchases (issuances) / sales (redemption), and settlement			290,000,000,000	[3],[4]
Purchases / issuances	95,000,000,000	[5]
Sales / redemptions	(200,000,000,000)	[5]
Foreign exchange movements	(10,000,000,000)
Net transfers in / (out of) Level 3			24,000,000,000
Transfers into Level 3	2,000,000,000	[6]
Transfers out of Level 3	(95,000,000,000)	[6]
Level 3 liabilities, ending balance	(12,000,000,000)		146,000,000,000
Trading Liabilities [Member] | Equities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue			0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	0	[5]
Sales / redemptions	0	[5]
Net transfers in / (out of) Level 3			0
Transfers into Level 3	0	[6]
Level 3 liabilities, ending balance	0
Trading Liabilities [Member] | Government And Government Agency Securities [Member]
Liabilities
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue			0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Net transfers in / (out of) Level 3			0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Level 3 liabilities, ending balance	1,000,000,000
Trading Liabilities [Member] | Sub Total Liabilities [Member]
Liabilities
Level 3 liabilities, beginning balance			0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			0	[3],[4]
Purchases / issuances	2,000,000,000	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Transfers into Level 3	0	[6]
Level 3 liabilities, ending balance	1,000,000,000
Trading Liabilities [Member] | Short-Term Borrowings [Member]
Liabilities
Level 3 liabilities, beginning balance	1,000,000,000		9,000,000,000
Net gain (loss) on trading			1,000,000,000
Total gains (losses) recognized in revenue	0	[2]	1,000,000,000
Purchases (issuances) / sales (redemption), and settlement			(6,000,000,000)	[3],[4]
Purchases / issuances	16,000,000,000	[5]
Sales / redemptions	(15,000,000,000)	[5]
Foreign exchange movements	0
Net transfers in / (out of) Level 3			(1,000,000,000)
Transfers into Level 3	0	[6]
Transfers out of Level 3	(2,000,000,000)	[6]
Level 3 liabilities, ending balance	0		1,000,000,000
Trading Liabilities [Member] | Payables And Deposits [Member]
Liabilities
Level 3 liabilities, beginning balance	1,000,000,000		0
Net gain (loss) on trading			0
Total gains (losses) recognized in revenue	0	[2]	0
Purchases (issuances) / sales (redemption), and settlement			1,000,000,000	[3],[4]
Purchases / issuances	0	[5]
Sales / redemptions	(1,000,000,000)	[5]
Net transfers in / (out of) Level 3			0
Level 3 liabilities, ending balance	0		1,000,000,000
Trading Liabilities [Member] | Long-Term Borrowings [Member]
Liabilities
Level 3 liabilities, beginning balance	144,000,000,000		(127,000,000,000)
Net gain (loss) on trading			49,000,000,000
Total gains (losses) recognized in revenue	(50,000,000,000)	[2]	49,000,000,000
Purchases (issuances) / sales (redemption), and settlement			295,000,000,000	[3],[4]
Purchases / issuances	77,000,000,000	[5]
Sales / redemptions	(183,000,000,000)	[5]
Foreign exchange movements	(10,000,000,000)
Net transfers in / (out of) Level 3			25,000,000,000
Transfers into Level 3	2,000,000,000	[6]
Transfers out of Level 3	(93,000,000,000)	[6]
Level 3 liabilities, ending balance	¥ (13,000,000,000)		¥ 144,000,000,000

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
[2]	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[3]	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU No. 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”) and ASU No. 2009-16 “Accounting for Transfers of Financial Assets”.
[4]	Includes the effect of foreign exchange movements.
[5]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[6]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[7]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.